Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Parenthetical) (Detail) - Counterparty	Dec. 31, 2019	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
White collar jobs percentage	90.00%
Blue collar jobs percentage	10.00%
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI		0.0150
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI		0.0125
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	3.23%
Post retirement welfare plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	3.02%